Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Active Commodities Strategy Fund, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2016